Major Customers	6 Months Ended
Jun. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Major Customers
The Company has two major customers which comprised 17 percent and 10 percent of its sales for the six month period ended June 30, 2011. A change in either of these customer relationships could adversely affect our revenue, results of operations and cash flows.